Note 14 - Related Party Transactions	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of related party [text block]
14.
    RELATED PARTY TRANSACTIONS

The Company does
not
have offices or direct personnel in Mexico, but rather is party to a Field Services Agreement, whereby it has contracted administrative and exploration services in Mexico with MINERA CASCABEL S.A. de C.V. (“Cascabel”) and IMDEX Inc. (“IMDEX”). Dr. Peter Megaw, the Company’s Chief Exploration Officer, is a principal of both IMDEX and Cascabel, and is remunerated by the Company through fees to IMDEX. In addition to corporate executive responsibilities with MAG, Dr. Megaw is responsible for the planning, execution and assessment of the Company’s exploration programs, and he and his team developed the geologic concepts and directed the acquisition of the Juanicipio Project.

During the year, the Company incurred expenses with Cascabel and IMDEX as follows:

	December 31, 2017	December 31, 2016

Fees related to Dr. Megaw:
Exploration and marketing services	$379	$346
Travel and expenses	98	59
Other fees to Cascabel and IMDEX:
Administration for Mexican subsidiaries	92	121
Field exploration services	508	565
	$1,077	$1,091

All transactions are incurred in the normal course of business, and are negotiated on terms between the parties which are believed to represent fair market value for all services rendered. A portion of the expenditures are incurred on the Company’s behalf, and are charged to the Company on a “cost +
10%”
basis typical of industry standards. The services provided do not
include drilling and assay work which are contracted out independently from Cascabel and IMDEX. Included in trade and other payables at
December 31, 2017
is
$286
related to these services (
December 31, 2016:
$255
).

Any amounts due to related parties arising from the above transactions are unsecured, non-interest bearing and are due upon receipt of invoices.

The Company holds various mineral property claims in Mexico upon which full impairments have been recognized. The Company is obligated to a
2.5%
NSR royalty on the Cinco de Mayo property payable to the principals of Cascabel under the terms of an option agreement dated
February 26, 2004,
whereby the Company acquired a
100%
interest in the property from Cascabel, and under the terms of assignment agreements entered into by Cascabel with its principals.

The immediate parent and ultimate controlling party of the consolidated group is MAG Silver Corp. (incorporated in British Columbia, Canada).

The details of the Company’s significant subsidiaries and ownership interests are as follows:

Significant subsidiaries of the Company are as follows:
			MAG' effective interest
Name	Country of Incorporation	Principal Activity	2017(%)	2016(%)

Minera Los Lagartos, S.A. de C.V.	Mexico	Exploration	100%	100%
Minera Pozo Seco S.A. de C.V.	Mexico	Exploration	100%	100%
Minera Sierra Vieja S.A. de C.V.	Mexico	Exploration	100%	100%

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not
disclosed in this note.

Minera Juanicipio, S.A. de C.V. (“Minera Juanicipio”), created for the purpose of holding and operating the Juanicipio Property, is held
56%
by Fresnillo plc (“Fresnillo”) and
44%
by the Company. Fresnillo is the operator of Minera Juanicipio, and with its affiliates, beneficially owns
11.4%
of the common shares of the Company as at
December 31, 2017,
as publicly reported. Minera Juanicipio is currently governed by a shareholders agreement. All costs relating to the project and Minera Juanicipio are required to be shared by the Company and Fresnillo pro-rata based on their ownership interests in Minera Juanicipio (see
Note
7
).

During the year, compensation of key management personnel (including directors) was as follows:

	December 31, 2017	December 31, 2016
Salaries and other short term employee benefits	$1,540	$1,412
Share based payments (Note 9(b), (c ), and (d))	1,409	1,507
	$2,949	$2,919

Key management personnel
are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly, and consists of its Directors, the Chief Executive Officer and the Chief Financial Officer.